Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Advisors Preferred Trust
Entity Central Index Key	0001556505
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000129443
Shareholder Report [Line Items]
Fund Name	The Gold Bullion Strategy Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Gold Bullion Strategy Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.goldbullionstrategyfund.com/index.php/investor-materials. You can also request this information by contacting us at (855) 650-7453
Additional Information Phone Number	(855) 650-7453
Additional Information Website	www.goldbullionstrategyfund.com/index.php/investor-materials
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
-	$163	1.45%

Expenses Paid, Amount	$ 163
Expense Ratio, Percent	1.45%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund returned 24.34% for the year ended December 31, 2024, as gold had its best performance in 14 years. The S&P 500 Index, the Fund’s benchmark, gained 25.02%. The S&P GSCI Gold Index earned 26.62% for the period.

Strategy

The Fund is designed to track the daily price movements of gold; thus, most of its performance is linked to gold’s gains or losses.

Techniques

Gold performed exceptionally well in 2024, with the precious metal benefitting from lower U.S. interest rates as well as central bank and retail demand stemming from geopolitical uncertainty.

Adhering to its stated investment strategy, the Fund tracked closely with gold prices primarily by using futures contracts. However, rising short-term interest rates negatively impacted parts of the collateral portfolio used in the Fund. This is a known risk to the investment manager and performance fell within expectations for the period. The Fund will continue to execute its investment strategy in an effort to track daily gold prices.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	The Gold Bullion Strategy Portfolio	S&P 500® Index	S&P GSCI Gold Index
Dec-2014	$10,000	$10,000	$10,000
Dec-2015	$8,763	$10,138	$8,912
Dec-2016	$9,364	$11,351	$9,603
Dec-2017	$10,418	$13,829	$10,831
Dec-2018	$9,964	$13,223	$10,527
Dec-2019	$11,752	$17,386	$12,424
Dec-2020	$14,065	$20,585	$15,027
Dec-2021	$13,239	$26,494	$14,384
Dec-2022	$12,570	$21,696	$14,278
Dec-2023	$13,890	$27,399	$16,109
Dec-2024	$17,271	$34,254	$20,397

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
The Gold Bullion Strategy Portfolio	24.34%	8.00%	5.62%
S&P 500® Index	25.02%	14.53%	13.10%
S&P GSCI Gold Index	26.62%	10.42%	7.39%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Dec. 31, 2024
AssetsNet	$ 28,225,736
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 187,591
InvestmentCompanyPortfolioTurnover	212.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$28,225,736
Number of Portfolio Holdings	10
Advisory Fee	$187,591
Portfolio Turnover	212%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	40.5%
Money Market Funds	59.5%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
SPDR Bloomberg 1-3 Month T-Bill ETF	20.0%
iShares 0-3 Month Treasury Bond ETF	20.0%
First American Government Obligations Fund Class Z, 4.337%,	16.6%
DWS Government Money Market Series Institutional Class, 4.424%,	12.2%
Fidelity Government Portfolio Class I, 4.330%,	12.2%
Invesco Treasury Portfolio Institutional Class, 4.354%,	12.2%
Mount Vernon Liquid Assets Portfolio, LLC, 4.580%,	7.5%
SPDR Gold Shares	1.4%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended December 31, 2024.
Updated Prospectus Web Address	www.goldbullionstrategyfund.com/index.php/investor-materials